UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    11/06/2006
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            71
                                         ------------
Form 13F Information Table Value Total:  $238,676,520
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      COM              88579Y101  4712441   63322          Sole             Sole      0    0
Abbott Laboratories            COM              2824100     573251   11805          Sole             Sole      0    0
Altria Group Inc               COM              02209S103   269839    3525          Sole             Sole      0    0
American International Group   COM              26874107   4665919   70418          Sole             Sole      0    0
Amgen                          COM              31162100   5368917   75058          Sole             Sole      0    0
Analog Devices Inc             COM              32654105   2277233   77483          Sole             Sole      0    0
Anheuser-Busch Cos             COM              35229103    198592    4180          Sole             Sole      0    0
Applied Materials Inc.         COM              38222105    350345   19760          Sole             Sole      0    0
Arch Coal Inc                  COM              39380100    823442   28483          Sole             Sole      0    0
Bank of America Corp           COM              60505104  58607080 1094028          Sole             Sole      0    0
Biomet Inc                     COM              90613100   4658804  144728          Sole             Sole      0    0
BP PLC Spons ADR               COM              55622104   1053018   16057          Sole             Sole      0    0
Bruker Biosciences             COM              116794108  2898512  414666          Sole             Sole      0    0
Calamos Asset Mgmt             COM              12811R104   366500   12500          Sole             Sole      0    0
Cameron Intl Corp              COM              13342B105  1803669   37335          Sole             Sole      0    0
Cerner Corp                    COM              156782104  2096345   46175          Sole             Sole      0    0
Chevron Corporation            COM              166764100  2719645   41931          Sole             Sole      0    0
Cisco Systems Inc              COM              17275R102  5232202  227487          Sole             Sole      0    0
CitiGroup                      COM              172967101  6953100  139986          Sole             Sole      0    0
Coca-Cola Company              COM              191216100  1093498   24474          Sole             Sole      0    0
ConocoPhillips                 COM              20825C104   451118    7578          Sole             Sole      0    0
CVS Corporation                COM              126650100  2096383   65267          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1684195   96075          Sole             Sole      0    0
Dell Computer Corp             COM              247025109   204578    8957          Sole             Sole      0    0
Dow Chem Co                    COM              260543103  4963495  127334          Sole             Sole      0    0
Duke Energy                    COM              26441C105   176912    5858          Sole             Sole      0    0
Eli Lilly & Co                 COM              532457108  3652159   64073          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   227375    8500          Sole             Sole      0    0
Exxon Mobil Corp Com           COM              30231G102  7363726  109743          Sole             Sole      0    0
Franklin Resources Inc         COM              354613101  3206462   30321          Sole             Sole      0    0
General Electric Co            COM              369604103  6866414  194516          Sole             Sole      0    0
Genomic Health Inc             COM              37244C101  1035883   71638          Sole             Sole      0    0
Goldman Sachs Group            COM              38141G104  6144067   36319          Sole             Sole      0    0
Home Depot                     COM              437076102   273222    7533          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   211840   32000          Sole             Sole      0    0
Intel Corp                     COM              458140100  4083973  198540          Sole             Sole      0    0
Intuit Incorporated            COM              461202103  3235117  100814          Sole             Sole      0    0
iShares NASDAQ Biotechnology I COM              464287556  3247758   44019          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  2846201  396407          Sole             Sole      0    0
J P Morgan Chase & Co.         COM              46625H100  4087256   87037          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  1688360   25999          Sole             Sole      0    0
Kroger Company                 COM              501044101   231400   10000          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  1329034  101842          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106   484470    6300          Sole             Sole      0    0
Medtronic Inc                  COM              585055106  3774185   81270          Sole             Sole      0    0
Merck & Co Inc                 COM              589331107   328706    7845          Sole             Sole      0    0
Merrill Lynch & Co             COM              590188108  5069938   64816          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  4399168  160965          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  7793714  106895          Sole             Sole      0    0
Nokia Corp                     COM              654902204  3690500  187430          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  2151693   31610          Sole             Sole      0    0
Novartis A G Spon Adr          COM              66987V109  4990683   85398          Sole             Sole      0    0
Pepsico Inc                    COM              713448108   710947   10894          Sole             Sole      0    0
Pfizer Inc                     COM              717081103  1429497   50405          Sole             Sole      0    0
Procter & Gamble Co            COM              742718109  4912677   79262          Sole             Sole      0    0
Saint Jude Medical             COM              790849103  1298496   36795          Sole             Sole      0    0
Schlumberger Ltd Com           COM              806857108  4826004   77801          Sole             Sole      0    0
Southern Company               COM              842587107   381955   11084          Sole             Sole      0    0
Sun Microsystems Inc           COM              866810104  2371084  477079          Sole             Sole      0    0
Symantec Corp                  COM              871503108  4008053  188348          Sole             Sole      0    0
Teco Energy Inc                COM              872375100   181164   11576          Sole             Sole      0    0
Texas Instruments Inc.         COM              882508104  3862480  116165          Sole             Sole      0    0
Time Warner                    COM              887315109   415097   22770          Sole             Sole      0    0
Tractor Supply Company         COM              892356106  1160837   24054          Sole             Sole      0    0
Urban Outfitters               COM              917047102  1953688  110440          Sole             Sole      0    0
Wal Mart Stores Inc            COM              931142103   323835    6566          Sole             Sole      0    0
Walgreen Co                    COM              931422109  2866604   64578          Sole             Sole      0    0
Waters Corp.                   COM              941848103  1616995   35711          Sole             Sole      0    0
Wells Fargo                    COM              949746101   223448    6176          Sole             Sole      0    0
Wrigley Wm JR Co               COM              982526105  4036347   87632          Sole             Sole      0    0
Yahoo Inc                      COM              984332106  3384975  133899          Sole             Sole      0    0